Note 25 - Cumulative Impact of Fresh Start Adjustments (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 03, 2013		Sep. 01, 2013	Aug. 31, 2013
Cumulative Impact Of Fresh Start Adjustments [Line Items]
Goodwill		$ 88	$ 96	$ 88
Intangible assets, net		119	140
Inventory fair value adjustment		263	292
Property, plant & equipment fair value adjustment		394	501
Pension and other postretirement obligations fair value adjustment		(619)	(657)
Long-term debt fair value adjustment		(673)	(672)		$ (375)
Elimination of Predecessor accumulated other comprehensive loss		267	136
Accumulated deficit		(283)	(204)
Successor [Member]
Cumulative Impact Of Fresh Start Adjustments [Line Items]
Goodwill					88		$ 88
Intangible assets, net					235
Inventory fair value adjustment					502		502
Property, plant & equipment fair value adjustment		$ 394	$ 501	$ 684	727		$ 727
Pension and other postretirement obligations fair value adjustment					(745)
Predecessor [Member]
Cumulative Impact Of Fresh Start Adjustments [Line Items]
Goodwill	[1]				56
Intangible assets, net	[1]				43
Inventory fair value adjustment					435	[1]		$ 435
Property, plant & equipment fair value adjustment					507	[1]		$ 507
Pension and other postretirement obligations fair value adjustment	[1]				(411)
Elimination of Predecessor accumulated other comprehensive loss	[1]				1,008
Accumulated deficit	[1]				2,446
Fresh Start Adjustments [Member]
Cumulative Impact Of Fresh Start Adjustments [Line Items]
Goodwill	[2]				32
Intangible assets, net	[3]				192
Inventory fair value adjustment	[4]				67
Property, plant & equipment fair value adjustment	[5]				220
Pension and other postretirement obligations fair value adjustment	[6]				(178)
Rights offering fair value adjustment					(73)
Long-term debt fair value adjustment					(11)
Other assets and liabilities fair value adjustments					53
Net gain on fresh start adjustments					302
Tax impact on fresh start adjustments					(69)
Elimination of Predecessor accumulated other comprehensive loss	[7]				(1,008)
Accumulated deficit	[7]				(775)
Elimination [Member] | Predecessor [Member]
Cumulative Impact Of Fresh Start Adjustments [Line Items]
Goodwill					(56)
Intangible assets, net					(43)
Elimination [Member] | Fresh Start Adjustments [Member]
Cumulative Impact Of Fresh Start Adjustments [Line Items]
Elimination of Predecessor accumulated other comprehensive loss					$ (1,008)

[1]	On the Effective Date, Kodak completed the sale of substantially all of its assets constituting the Personalized Imaging and Document Imaging businesses to KPP Holdco Limited. This transaction has been reflected in the Predecessor Company period. Refer to Note 27, “Discontinued Operations” for additional information.
[2]	This adjustment eliminated the Predecessor goodwill balance of $56 million and records Successor goodwill of $88 million, which represents the reorganizational value of assets in excess of amounts allocated to identified tangible and intangible assets, as follows:
[3]	The net adjustment of $192 million reflects the write-off of existing intangibles of $43 million and an adjustment of $235 million to record the fair value of intangibles, determined as follows:a.Trade names of $54 million were valued using the income approach, specifically the relief from royalty method based on the following significant assumptions: i.Forecasted revenues attributable to the trade names ranging from September 1, 2013 to December 31, 2023, including a terminal year with growth rates ranging from 0% to 3%; ii.Royalty rates ranging from .5% to 1% of expected net sales determined with regard to comparable market transactions and profitability analysis; iii.Discount rates ranging from 27% to 32%, which were based on the after-tax weighted-average cost of capital; and iv.Kodak anticipates using its trade name for an indefinite period.b.Technology based intangibles of $131 million were valued using the income approach, specifically the relief from royalty method based on the following significant assumptions: i.Forecasted revenues attributable to the respective technologies for the period ranging from September 1, 2013 to December 31, 2025; ii.Royalty rates ranging from 1% to 16% determined with regard to comparable market transactions and cash flows of the respective technologies; iii.Discount rates ranging from 29% to 34%, based on the after-tax weighted-average cost of capital; and iv.Economic lives ranging from 4 to 12 years.c.Customer related intangibles of $39 million were valued using the income approach, specifically the multi-period excess earnings approach based on the following significant assumptions: i.Forecasted revenues and profit margins attributable to the current customer base for the period ranging from September 1, 2013 to December 31, 2024; ii.Attrition rates ranging from 2.5% to 20%; iii.Discount rates ranging from 29% to 38%, based on the after-tax weighted-average cost of capital; and iv.Economic lives ranging from 3 to 10 years.d.In-process research and development of $9 million was determined using the income approach, specifically the multi-period excess earnings method based on the following significant assumptions: i.Forecasted revenues attributable to the respective research and development projects for the period of September 1, 2013 to December 31, 2019; ii.Discount rate of 40% based on the after-tax weighted-average cost of capital adjusted for perceived risks inherent in the individual assets; and iii.Economic life of 6 years.e.In addition, the Company recorded the fair value of other intangibles of $2 million primarily related to favorable contracts and leasehold improvements that were favorable relative to available market terms.
[4]	An adjustment of $67 million was recorded to increase the net book value of inventories to their estimated fair value, which was determined as follows:Fair value of finished goods inventory were determined based on the estimated selling price less costs to sell, including disposal and holding period costs, and a reasonable profit margin on the selling and disposal effort.Fair value of work-in-process was determined based on the estimated selling price once completed less total costs to complete the manufacturing effort, costs to sell, including disposal and holding period costs, and a reasonable profit on the remaining manufacturing, selling and disposal effort.Fair value of raw materials was determined based on current replacement costs.
[5]	An adjustment of $220 million was recorded to increase the net book value of property, plant and equipment to estimated fair value. Fair value was determined as follows:The market, sales comparison or trended cost approach was utilized for land, buildings and building improvements. This approach relies upon recent sales, offerings of similar assets or a specific inflationary adjustment to original purchase price to arrive at a probable selling price.The cost approach was utilized for machinery and equipment. This approach considers the amount required to construct or purchase a new asset of equal utility at current prices, with adjustments in value for physical deterioration, and functional and economic obsolescence. Physical deterioration is an adjustment made in the cost approach to reflect the real operating age of an asset with regard to wear and tear, decay and deterioration that is not prevented by maintenance. Functional obsolescence is the loss in value or usefulness of an asset caused by inefficiencies or inadequacies of the asset, as compared to a more efficient or less costly replacement asset with newer technology. Economic obsolescence is the loss in value or usefulness of an asset due to factors external to the asset, such as the economics of the industry, reduced demand, increased competition or similar factors.The following table summarizes the components of property, plant and equipment, net as of August 31, 2013, and the fair value at September 1, 2013:
[6]	Represents the revaluation of pension and other postretirement obligations. Refer to Note 16, “Retirement plans “and Note 17, ”Other postretirement benefits” for additional information.
[7]	Reflects the cumulative impact of fresh start adjustments as discussed above and the elimination of the Predecessor Company’s accumulated other comprehensive loss.